Income taxes - Unrecognised deferred tax assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Carry forward tax losses	$ 89	$ 1,003	$ 90
Deferred tax assets have not been recognised in respect of the tax losses	$ 20	$ 483	$ 14